OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Other [Abstract]
Change in fair value of property, plant and equipment	$ (73)	$ (43)	$ (49)
Share-settlement liability	(65)	(158)	0
Legal provisions	(55)	(231)	0
Amortization of service concession assets	(15)	(8)	(20)
Cash flow hedge associated with the disposal of assets	(6)	0	0
Transaction costs	0	(12)	(6)
Loss on debt extinguishment	0	0	(23)
Other	(63)	(41)	(99)
Other expenses, net	$ (277)	$ (493)	$ (197)